Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities recognized on balance sheet
Amounts due to banks	$ 25,200	$ 24,100
Payables from securities financing transactions	16,600	15,500
Cash collateral payables on derivative instruments	34,700	36,400
Customer deposits	801,800	756,700
Funding from UBS Group AG measured at amortized cost	145,700	143,800
Debt issued measured at amortized cost	106,600	108,500
Other financial liabilities measured at amortized cost	13,000	18,300
of which: lease liabilities	4,000	4,500
Total financial liabilities measured at amortized cost	1,143,700	1,103,200
Financial liabilities at fair value held for trading	53,700	35,247
Derivative financial instruments	156,267	180,678
Brokerage payables designated at fair value	62,200	49,000
Debt issued designated at fair value	116,100	114,100
Other financial liabilities designated at fair value	47,700	42,600
Total financial liabilities measured at fair value through profit or loss	436,100	421,700
Total financial liabilities, undiscounted cash flows	1,579,800	1,524,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	82,100	79,600
Guarantees	47,400	40,700
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	8,200	4,600
Total	148,400	149,800
Trading portfolio liabilities contractually due within one month	50,900	33,000
Trading portfolio liabilities contractually due between one month and one year	2,800	2,200
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	39	166
Notional amounts of derivatives	68,800	66,300
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks	15,500	13,500
Payables from securities financing transactions	5,800	5,400
Cash collateral payables on derivative instruments	34,700	36,300
Customer deposits	681,900	612,300
Funding from UBS Group AG measured at amortized cost	2,000	300
Debt issued measured at amortized cost	7,300	8,500
Other financial liabilities measured at amortized cost	9,100	11,400
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	756,400	687,800
Financial liabilities at fair value held for trading	53,700	35,200
Derivative financial instruments	156,300	180,700
Brokerage payables designated at fair value	62,200	49,000
Debt issued designated at fair value	14,400	12,100
Other financial liabilities designated at fair value	24,000	22,600
Total financial liabilities measured at fair value through profit or loss	310,500	299,600
Total financial liabilities, undiscounted cash flows	1,067,000	987,400
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	80,700	78,700
Guarantees	47,400	40,700
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	3,300	2,500
Total	142,000	146,700
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks	1,400	3,100
Payables from securities financing transactions	400	1,500
Customer deposits	56,200	66,500
Funding from UBS Group AG measured at amortized cost	1,600	4,000
Debt issued measured at amortized cost	7,400	7,700
Other financial liabilities measured at amortized cost	100	100
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	67,200	83,000
Debt issued designated at fair value	10,600	11,700
Other financial liabilities designated at fair value	400	500
Total financial liabilities measured at fair value through profit or loss	11,000	12,200
Total financial liabilities, undiscounted cash flows	78,200	95,200
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	600	500
Irrevocable committed prolongation of existing loans	2,100	700
Total	2,700	1,200
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks	4,600	3,100
Payables from securities financing transactions	1,600	700
Customer deposits	39,500	53,700
Funding from UBS Group AG measured at amortized cost	8,700	6,400
Debt issued measured at amortized cost	38,100	30,600
Other financial liabilities measured at amortized cost	500	700
of which: lease liabilities	500	600
Total financial liabilities measured at amortized cost	93,200	95,300
Debt issued designated at fair value	23,300	28,100
Other financial liabilities designated at fair value	1,300	1,400
Total financial liabilities measured at fair value through profit or loss	24,600	29,600
Total financial liabilities, undiscounted cash flows	117,800	124,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	800	400
Irrevocable committed prolongation of existing loans	2,800	1,400
Total	3,500	1,700
Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks	2,100	1,500
Payables from securities financing transactions	2,300	2,800
Customer deposits	10,200	9,900
Funding from UBS Group AG measured at amortized cost	14,100	21,900
Debt issued measured at amortized cost	8,400	16,800
Other financial liabilities measured at amortized cost	600	900
of which: lease liabilities	600	700
Total financial liabilities measured at amortized cost	37,700	53,700
Debt issued designated at fair value	31,400	27,700
Other financial liabilities designated at fair value	1,200	1,700
Total financial liabilities measured at fair value through profit or loss	32,700	29,400
Total financial liabilities, undiscounted cash flows	70,400	83,100
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	100	0
Irrevocable committed prolongation of existing loans	0	0
Total	100	0
Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	1,600	2,800
Payables from securities financing transactions	6,500	5,000
Customer deposits	13,800	13,900
Funding from UBS Group AG measured at amortized cost	45,300	44,600
Debt issued measured at amortized cost	20,700	20,700
Other financial liabilities measured at amortized cost	1,500	2,500
of which: lease liabilities	1,500	1,500
Total financial liabilities measured at amortized cost	89,400	89,600
Debt issued designated at fair value	11,900	12,500
Other financial liabilities designated at fair value	1,700	1,600
Total financial liabilities measured at fair value through profit or loss	13,700	14,100
Total financial liabilities, undiscounted cash flows	103,100	103,700
Due after 5 years
Financial liabilities recognized on balance sheet
Customer deposits	100	300
Funding from UBS Group AG measured at amortized cost	54,300	50,300
Debt issued measured at amortized cost	24,500	24,200
Other financial liabilities measured at amortized cost	1,200	2,600
of which: lease liabilities	1,200	1,500
Total financial liabilities measured at amortized cost	80,100	77,400
Debt issued designated at fair value	24,500	22,100
Other financial liabilities designated at fair value	19,100	14,800
Total financial liabilities measured at fair value through profit or loss	43,600	36,900
Total financial liabilities, undiscounted cash flows	123,700	114,300
Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Funding from UBS Group AG measured at amortized cost	19,700	16,300
Total financial liabilities measured at amortized cost	19,700	16,300
Total financial liabilities, undiscounted cash flows	$ 19,700	$ 16,300